Derivatives Financial Instruments and Off Balance Sheet Financial Instruments -Summary of Fair Value of Derivatives (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Gross liability fair value of contracts containing credit-risk-contingent features	$ 83	$ 0
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(70)	0
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$ 13	$ 0